Commitments and Contingencies (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 05, 2018	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Ordinary shares (in Shares)	416,702
Other equity remedies	$ 1,000
Shares issued (in Shares)	2,600
Business combination shares (in Shares)	416,780	27,600,000
Capital Addition Purchase Commitments [Member]
Commitments and Contingencies (Details) [Line Items]
Capital commitments		$ 234,613	$ 225,247